Fair Value Measurements (Details) - Schedule of level 3 fair value measurements inputs - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Level 3 fair value measurements inputs [Abstract]
Volatility	3.23%	3.40%	10.50%
Share price (in Dollars per share)	$ 10.98	$ 10.72	$ 10.2
Expected life of the warrants to convert	5 years 3 months 21 days	5 years 2 months 23 days	5 years 6 months 21 days
Risk free rate	3.64%	4.04%	1.37%
Dividend yield	0.00%	0.00%	0.00%